Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 06, 2024	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Mar. 23, 2021
C000226137
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Ambassador Income Index ETF
Account Value	$ 9,665													$ 9,072	$ 8,870	$ 9,870	$ 10,000
C000226138
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Blue Chips Core Index ETF
Account Value	$ 14,491													12,894	9,614	10,362	10,000
S000246990
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Dividend Plus Index ETF
Account Value	$ 10,491	$ 10,310	$ 10,170	$ 11,053	$ 10,465	$ 10,717	$ 10,596	$ 10,608	$ 9,937	$ 10,205	$ 9,934	$ 10,491	$ 10,000
C000226139
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch ProCap Index ETF
Account Value	$ 12,557													11,418	10,380	10,918	10,000
C000246991
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Select Subsector Index ETF
Account Value	$ 11,305	11,562	11,060	11,944	11,135	11,612	11,339	10,955	10,054	10,042	9,693	10,242	10,000
C000246992
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Dividend Tree Index ETF
Account Value	$ 10,943	10,882	10,513	11,304	10,525	10,646	10,529	10,369	9,907	10,187	9,771	10,355	10,000
C000246993
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Global Unconstrained Index ETF
Account Value	$ 10,570	10,940	10,631	11,168	10,791	11,044	10,919	10,722	10,554	10,393	9,981	10,325	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,705													9,172	8,877	9,833	10,000
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,157													13,645	10,460	11,332	10,000
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup>
Account Value	$ 11,535	11,698	11,164	11,768	10,923	11,062	10,849	10,633	10,174	10,051	9,798	10,305	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,705													9,172	8,877	9,833	10,000
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,819	11,975	11,650	11,935	11,273	11,376	11,139	10,875	10,744	10,372	9,882	10,303	10,000
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,724	11,913	11,583	11,916	11,225	11,331	11,104	10,866	10,686	10,358	9,872	10,308	10,000
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 11,543	11,576	11,206	11,475	11,051	11,270	11,046	10,775	10,596	10,365	9,911	10,274	9,998
Monarch Ambassador Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Ambassador Income Index
Account Value	$ 9,753													9,141	8,912	9,893	10,000
Monarch Blue Chips Core Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Blue Chips Core Index
Account Value	$ 14,642													13,000	9,654	10,386	10,000
Monarch Dividend Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Dividend Plus Index
Account Value	$ 10,510	10,324	10,182	11,072	10,479	10,730	10,606	10,616	9,939	10,205	9,936	10,494	10,000
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Account Value	$ 11,127	11,118	10,802	11,590	10,922	11,056	10,934	10,647	10,130	10,210	9,901	10,364	10,000
Monarch ProCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch ProCap Index
Account Value	$ 12,620													11,474	10,414	10,941	10,000
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 11,375													$ 10,385	$ 9,325	$ 10,162	$ 10,000
Monarch Select Subsector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Select Subsector Index
Account Value	$ 11,309	11,567	11,066	11,952	11,141	11,620	11,349	10,965	10,059	10,047	9,695	10,241	10,000
Monarch Volume Factor Dividend Tree Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Dividend Tree Index
Account Value	$ 10,970	10,908	10,530	11,325	10,543	10,658	10,538	10,376	9,908	10,186	9,766	10,359	10,000
Monarch Volume Factor Global Unconstrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Global Unconstrained Index
Account Value	$ 10,598	$ 10,969	$ 10,659	$ 11,196	$ 10,816	$ 11,065	$ 10,938	$ 10,739	$ 10,564	$ 10,400	$ 9,985	$ 10,327	$ 10,000